Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2024
Accounting Estimates And Judgements [Abstract]
Critical accounting estimates and judgments

3	Critical accounting estimates and judgments
The preparation of financial statements under IFRS requires the Group to make estimates and judgments that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated along with other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.
Although these estimates and judgements made by the Company’s management were based on the best information available at December 31, 2024, it is possible that events which might take place in the future would require their adjustment in future periods.
Included below are the areas that management believes require estimates, judgments and assumptions which have the most significant effect on the amounts recognized in the financial statements.
3.1 Critical judgments
(a) Internally-generated software development costs
Costs relating to internally-generated software development costs are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on management’s judgment of technological feasibility including the following:
•the intention to complete the intangible asset;
•the ability to use the intangible asset;
•how the intangible asset will generate probable future economic benefits;
•the availability of adequate resources to complete the intangible asset; and
•the ability to measure reliably the expenditure attributable to the intangible asset.
In making this judgment, management considers the progress made in each development project and its latest forecasts for each project. Other expenditure not eligible for capitalization is charged to the Consolidated Statement of Profit or Loss and Other Comprehensive Income in the year in which the expenditure is incurred. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.
3.2 Critical accounting estimates
(a) Income taxes
The Group operates in a number of international jurisdictions and as such is subject to a range of different income and other tax regimes with differing and potentially complex legislation. This requires the Group to make judgements on the basis of detailed tax analysis and recognize payables or provisions and disclose contingent liabilities as appropriate.
Management evaluates uncertain positions where the tax judgment is subject to interpretation and remains to be agreed with the relevant tax authority. Provisions for uncertain income tax positions are made using judgment of the most likely tax expected to be paid or the expected value, based on a qualitative assessment of all relevant information. In assessing the appropriate provision for uncertain items, the Group considers progress made in discussions with tax authorities and expert advice on the likely outcome and recent developments in case law, legislation and guidance.

3	Critical accounting estimates and judgments (continued)
3.2 Critical accounting estimates (continued)
(b) Legal and regulatory provisions and contingencies
Given the nature of the legal and regulatory landscape of the industry, from time to time, the Group has received notices, communications and legal actions from a small number of regulatory authorities and other parties in respect of its activities. The Group has taken advice as to the manner in which it should respond and the likely outcomes of such matters. For any material ongoing and potential regulatory reviews and legal claims against the Group, an assessment is performed to consider whether an obligation or possible obligation exists and to determine the probability of any potential outflow to determine whether a claim results in the recognition of a provision or disclosure of a contingent liability. When an obligation becomes certain, the provision is transferred to trade and other payables. Refer to note 22 for provisions raised on uncertain legal or regulatory matters and note 28 for disclosure around current contingencies.
(c) Provisions and contingencies for indirect gaming taxes
The Group may be subject to indirect taxation in the form of GST, VAT, withholding tax, duty or similar, and gaming taxes on transactions which the Group have treated as exempt from such taxes. Where the Group accounts for taxes on revenues in relevant jurisdictions, the method of calculation of such taxes as applied by the Group in determining the relevant tax payable may be challenged by revenue authorities. As such, revenue earned from players located in any particular jurisdiction may give rise to further taxes in that jurisdiction.
The nature of the Group’s international operations can give rise to situations where customers can access to the Group’s websites from jurisdictions where the Group is not registered for indirect taxes, or where the indirect, gaming and or withholding tax treatment is uncertain. Where the Group considers that it is probable that indirect taxes or withholding taxes are payable to relevant tax authorities, provision is made for the Group’s best estimate of the tax payable, unless it cannot be reliably measured. The Group regularly reviews the judgements made in order to assess the need for provisions and disclosures in its financial statements. To the extent that the final outcome of such matters differs to management’s assessment at any reporting dates, such differences may impact the financial results or contingent liabilities disclosed in the year in which such determination is made. Further details can be found in notes 22 and 28 to the financial statements.
(d) Impairment of goodwill and other non-financial assets
The Group is required to test, on an annual basis, whether goodwill and indefinite-life assets have suffered any impairment. The Group is required to test other non-financial assets if events or changes in circumstances indicate that their carrying amount may not be recoverable.
The recoverable amount is determined by comparing the carrying amount of the asset or CGU with its recoverable amount. To determine the recoverable amount management performs a valuation analysis based on the higher of Value in Use ("VIU") and Fair Value Less Cost of Disposal ("FVLCD") in accordance with IAS 36, ‘Impairment of Assets.’ The use of these methods requires the estimation of future cash flows and the choice of a discount rate in order to calculate the present value of the cash flows. Such estimates are based on management’s experience of the business, but actual outcomes may vary. More details including carrying values are included in note 10.
(e) Deferred tax assets
The Group has recognized and unrecognized deferred tax assets for tax loss carry-forwards, tax credits and deductible temporary differences. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies.